Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended	50 Months Ended
	Jun. 30, 2023	May 11, 2015	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	May 16, 2019
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)	952,614		952,614		952,614
Weighted average contractual term of options exercisable	4 years 2 months 12 days
Weighted average exercise price of options exercisble (USD per share)	$ 113.27		$ 113.27		$ 113.27
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)						250,000
Consultants Restricted Stock Units 2019 | Non-executive directors
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period					12 months
Restricted stock units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		2,500,000
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 7.5	$ 6.5
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 28.3	$ 34.1
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	82,884		82,884		82,884